Financial information of parent company - Statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 29, 2017	Dec. 06, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Property, plant and equipment	$ 6,523,403			$ 5,687,357	$ 3,903,818
Investments in associates	758,241			240,136	181,331
Other financial assets	17,598
Other assets	42,810			42,870	32,078
Total non-current assets	7,749,467			6,431,525	4,525,297
Current assets
Prepayment and prepaid operating expenses	34,371			27,649	40,184
Trade and other receivables	616,308			645,822	499,846
Other financial assets	683,812			31,543	282,880
Cash and cash equivalent	1,838,300			2,126,011	1,005,201	$ 603,036
Total current assets	4,168,984			3,683,753	2,590,050
Total assets	11,918,451			10,115,278	7,115,347
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 4,916,106,889, 4,252,922,259 and 4,207,374,896 shares issued and outstanding at December 31, 2017, 2016 and 2015, respectively	19,664			17,012	16,830
Share premium	4,827,619		$ 325,200	4,950,948	4,903,861
Reserves	134,669			93,563	96,644
Retained earnings (accumulated deficit)	187,008	$ 7,300		(910,849)	(1,287,479)
Perpetual subordinated convertible securities	64,073
Equity attributable to owners of the Company	5,168,960			4,150,674	3,729,856
Non-current liabilities
Borrowings	1,743,939			1,233,594	416,036
Convertible bonds	403,329			395,210
Bonds payable	496,689			494,909	493,207
Medium-term notes	228,483			214,502
Other financial liabilities	1,919			74,170
Other liabilities	99,817			37,497	65,761
Total non-current liabilities	3,290,337			2,731,151	1,157,901
Current liabilities
Trade and other payables	1,050,460			940,553	1,047,766
Convertible bonds				391,401	392,632
Accrued liabilities	180,912			230,450	132,452
Other financial liabilities	744			6,348	1,459
Total current liabilities	1,906,779			1,980,900	1,767,191
Total liabilities	5,197,116			4,712,051	2,925,092
Total equity and liabilities	11,918,451			10,115,278	7,115,347
Parent company
Non-current assets
Property, plant and equipment	47,090			89,404	30,123
Intangible assets	59,138			91,225	108,897
Investments in subsidiaries	4,779,485			4,333,604	3,312,113
Investments in associates	132,427			114,966	56,080
Other financial assets	11,732
Other assets	372,275			530,566	575,489
Total non-current assets	5,402,147			5,159,765	4,082,702
Current assets
Prepayment and prepaid operating expenses	428			671	633
Trade and other receivables	29,061			24,749	22,945
Due from subsidiaries	1,609,556			908,716	427,279
Other financial assets	95,440			3,000	15,000
Cash and cash equivalent	140,411			317,873	115,726	55,600
Total current assets	1,874,896			1,255,009	581,583
Total assets	7,277,043			6,414,774	4,664,285
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 4,916,106,889, 4,252,922,259 and 4,207,374,896 shares issued and outstanding at December 31, 2017, 2016 and 2015, respectively	19,664			17,012	16,830
Share premium	4,827,619			4,950,948	4,903,861
Reserves	134,669			93,563	96,644
Retained earnings (accumulated deficit)	187,008			(910,849)	(1,287,479)
Total equity, excluding perpetual subordinated convertible securities	5,168,960			4,150,674	3,729,856
Perpetual subordinated convertible securities	64,073
Equity attributable to owners of the Company	5,233,033			4,150,674	3,729,856	$ 2,948,415
Non-current liabilities
Borrowings	76,520			72,077
Convertible bonds	403,329			395,210
Bonds payable	496,689			494,909	493,207
Medium-term notes	228,483			214,502
Other financial liabilities	1,885			60,610
Other liabilities	520			2,560	2,080
Total non-current liabilities	1,207,426			1,239,868	495,287
Current liabilities
Trade and other payables	17,489			1,683
Due to subsidiaries	804,476			522,166	33,445
Convertible bonds				391,401	392,632
Short-term notes				86,493
Accrued liabilities	13,877			19,570	11,606
Other financial liabilities	742			2,919	1,459
Total current liabilities	836,584			1,024,232	439,142
Total liabilities	2,044,010			2,264,100	934,429
Total equity and liabilities	$ 7,277,043			$ 6,414,774	$ 4,664,285